SUBSIDIARIES (Details) - Subsidiary		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of subsidiaries [line items]
Number of wholly owned subsidiaries		15
Taptica Inc
Disclosure of subsidiaries [line items]
Name of company		Taptica Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Tremor Video Inc
Disclosure of subsidiaries [line items]
Name of company		Tremor Video Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31			[1]	100.00%
Taptica UK
Disclosure of subsidiaries [line items]
Name of company		Taptica UK
Principal location of the Company’s activity		UK
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
YuMe Inc
Disclosure of subsidiaries [line items]
Name of company	[2]	YuMe Inc
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%		100.00%
Perk.com Canada Inc
Disclosure of subsidiaries [line items]
Name of company		Perk.com Canada Inc
Principal location of the Company’s activity		Canada
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
R1Demand LLC
Disclosure of subsidiaries [line items]
Name of company	[2]	R1Demand LLC
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%		100.00%
Nexxen Group LLC
Disclosure of subsidiaries [line items]
Name of company		Nexxen Group LLC
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Nexxen Group US Holdings Inc.
Disclosure of subsidiaries [line items]
Name of company	[2]	Nexxen Group US Holdings Inc.
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%		100.00%
Nexxen Holdings Ltd
Disclosure of subsidiaries [line items]
Name of company	[2]	Nexxen Holdings Ltd
Principal location of the Company’s activity	[2]	UK
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%		100.00%
Nexxen Group Ltd
Disclosure of subsidiaries [line items]
Name of company		Nexxen Group Ltd
Principal location of the Company’s activity		UK
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Nexxen Media Pte Ltd (f/k/a Unruly Media Pte Ltd)
Disclosure of subsidiaries [line items]
Name of company	[2]	Nexxen Media Pte Ltd (f/k/a Unruly Media Pte Ltd)
Principal location of the Company’s activity	[2]	Singapore
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%		100.00%
Nexxen Pty Ltd
Disclosure of subsidiaries [line items]
Name of company		Nexxen Pty Ltd
Principal location of the Company’s activity		Australia
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Nexxen Media Japan K.K. (f/k/a Unruly Media K.K,)
Disclosure of subsidiaries [line items]
Name of company		Nexxen Media Japan K.K. (f/k/a Unruly Media K.K,)
Principal location of the Company’s activity		Japan
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Nexxen Video Distribution Sdn Bhd (f/k/a Unmedia Video Distribution Sdn Bhd)
Disclosure of subsidiaries [line items]
Name of company		Nexxen Video Distribution Sdn Bhd (f/k/a Unmedia Video Distribution Sdn Bhd)
Principal location of the Company’s activity		Malaysia
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Nexxen CTRL GmbH (f/k/a SpearAd GmbH)
Disclosure of subsidiaries [line items]
Name of company		Nexxen CTRL GmbH (f/k/a SpearAd GmbH)
Principal location of the Company’s activity		Germany
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Nexxen Inc.
Disclosure of subsidiaries [line items]
Name of company		Nexxen Inc.
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Amobee International Inc
Disclosure of subsidiaries [line items]
Name of company		Amobee International Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Amobee Ltd
Disclosure of subsidiaries [line items]
Name of company		Amobee Ltd
Principal location of the Company’s activity		Israel
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%		100.00%
Amobee EMEA Limited
Disclosure of subsidiaries [line items]
Name of company		Amobee EMEA Limited
Principal location of the Company’s activity		UK
The Group’s ownership interest in the subsidiary for the year ended December 31			[1]	100.00%
Amobee Asia Pte Ltd
Disclosure of subsidiaries [line items]
Name of company		Amobee Asia Pte Ltd
Principal location of the Company’s activity		Singapore
The Group’s ownership interest in the subsidiary for the year ended December 31			[1]	100.00%
Amobee ANZ Pty Ltd
Disclosure of subsidiaries [line items]
Name of company		Amobee ANZ Pty Ltd
Principal location of the Company’s activity		Australia
The Group’s ownership interest in the subsidiary for the year ended December 31			[1]	100.00%

[1]	The subsidiaries are in liquidation process or merged into other fully owned subsidiaries of the Company.
[2]	Under these companies, there are fifteen (15) wholly owned subsidiaries that are inactive, liquidated or in liquidation process.